Vessel in Operations - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 14, 2012
Property, Plant and Equipment [Line Items]
Payment for property plant and equipment	$ 3,502,791	$ 426,118,733	$ 147,454,659
Property, plant and equipment, net	283,916	363,015
Collateralized Loan Obligations
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	1,011,204,076
Gas Carrier
Property, Plant and Equipment [Line Items]
Semi-refrigerated and fully refrigerated handysized liquefied gas carriers, acquired	3	11
Payment for property plant and equipment	149,550,000	470,000,000
Deposit paid upon signing of agreement, percentage				10.00%
Gas Carrier | Drydocking
Property, Plant and Equipment [Line Items]
Property, plant and equipment, additions		5,581,255
Property, plant and equipment, net		$ 2,658,333